Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	s/ TAAD LLP
Auditor Firm ID	5854
Auditor Location	Diamond Bar, California
Auditor Opinion [Text Block]

We have audited the accompanying consolidated balance sheets of Micropolis Holding Company (the “Company”), as of December 31, 2024 and 2023, the related consolidated statements of loss, comprehensive loss, changes in shareholders’ equity (deficit) and cash flows for each of the years in the three- year period ended December 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the years in the three- year period ended December 31, 2024, in conformity with the International Financial Reporting Standards as issued by the International Accounting Standards Board.